                                                     OppenheimerFunds, Inc.
                                                   Two World Financial Center
                                                 225 Liberty Street, 11th Floor
                                                     New York, NY 10281-1008

January 31, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    OFI Tremont Market Neutral Hedge Fund
                File No. 005-79313
                EDGAR Filing of Schedule TO

To the Securities and Exchange Commission:

     An  electronic  ("EDGAR")  filing is hereby made of an issuer  Tender Offer
Statement on Schedule TO, pursuant to Rule 13e-4 of the Securities  Exchange Act of 1934,  on behalf of OFI Tremont  Market  Neutral  Hedge Fund (the  "Fund") in
connection  with  an  offer  by  the  Fund  to  repurchase  up to  approximately
$20,310,545.70 of its outstanding  shares of beneficial  interest of the Fund on the terms and subject to the conditions set forth in the Repurchase Offer Notice and Letter to  Shareholders  describing  the  repurchase  offer.  Please  deduct
$2,390.55  from the Fund's  account for  payment of the filing fee.  The account number is 910-8739.

     Please  forward any  comments  you may have to Nancy Vann at  212.323.5089.
Thank you.

                                                  Sincerely,

                                                  /s/ Taylor V. Edwards
                                                  ------------------------------
                                                  Taylor V. Edwards
                                                  Vice President &
                                                  Assistant Counsel
                                                  Phone: 212. 323.0310
                                                  tedwards@oppenheimerfunds.com

Attachment

cc:    Mayer, Brown, Rowe & Maw, LLP
       KPMG LLP
       Nancy Vann, Esq.